14. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	R$ 10,682,004	R$ 11,312,527
Additions/(Amortization)	(915,045)	(659,921)
Transfers		(128,917)
Other Changes	(98,633)
Disposals
Capitalized Interests		158,315
Intangible assets, ending balance	9,668,326	10,682,004
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(18,684,775)	(17,237,025)
Additions/(Amortization)	(1,876,258)	(1,799,914)
Transfers		350,894
Disposals		1,270
Intangible assets, ending balance	(20,561,033)	(18,684,775)
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	29,366,779	28,549,552
Additions/(Amortization)	961,213	1,139,993
Transfers		(479,811)
Other Changes	(98,633)
Disposals		(1,270)
Capitalized Interests		158,315
Intangible assets, ending balance	30,229,359	29,366,779
List of Clients [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance		(95,200)
Transfers		(95,200)
Disposals
List of Clients [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance		952
Transfers		(952)
Disposals
Intangible Assets Under Development [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	2,552,093	3,724,587
Additions/(Amortization)	934,245	1,045,845
Transfers	(3,317,074)	(2,376,654)
Other Changes	40,011
Disposals
Capitalized Interests		158,315
Intangible assets, ending balance	209,275	2,552,093
Intangible Assets Under Development [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	2,552,093	3,724,587
Additions/(Amortization)	934,245	1,045,845
Transfers	(3,317,074)	(2,376,654)
Other Changes	40,011
Disposals
Capitalized Interests		158,315
Intangible assets, ending balance	209,275	2,552,093
Other Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	202,048	190,236
Additions/(Amortization)	(23,644)	(25,155)
Transfers	19,708	36,967
Disposals
Intangible assets, ending balance	198,112	202,048
Other Assets [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(105,606)	(80,451)
Additions/(Amortization)	(23,644)	(25,155)
Disposals
Intangible assets, ending balance	(129,250)	(105,606)
Other Assets [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	307,654	270,687
Transfers	19,708	36,967
Disposals
Intangible assets, ending balance	327,362	307,654
Right To Use Infrastructure Of LT Amazonas [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	145,761	155,671
Additions/(Amortization)	(7,763)	(9,910)
Other Changes	(28,874)
Disposals
Intangible assets, ending balance	109,124	145,761
Right To Use Infrastructure Of LT Amazonas [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(52,441)	(42,531)
Additions/(Amortization)	(7,763)	(9,910)
Disposals
Intangible assets, ending balance	(60,204)	(52,441)
Right To Use Infrastructure Of LT Amazonas [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	198,202	198,202
Other Changes	(28,874)
Disposals
Intangible assets, ending balance	169,328	198,202
Costs With Commissions To Deferred Sales Representatives [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance		128,761
Transfers		(128,761)
Disposals
Costs With Commissions To Deferred Sales Representatives [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance		(255,694)
Transfers		255,694
Disposals
Costs With Commissions To Deferred Sales Representatives [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance		384,455
Transfers		(384,455)
Disposals
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,527,219	1,527,219
Disposals
Intangible assets, ending balance	1,527,219	1,527,219
Goodwill [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,527,219	1,527,219
Disposals
Intangible assets, ending balance	1,527,219	1,527,219
Authorizations [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	2,793,328	1,893,636
Additions/(Amortization)	(405,803)	(253,736)
Transfers	2,255,625	1,153,428
Other Changes	(109,770)
Disposals
Intangible assets, ending balance	4,533,380	2,793,328
Authorizations [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(4,845,642)	(4,497,758)
Additions/(Amortization)	(432,771)	(347,884)
Disposals
Intangible assets, ending balance	(5,278,413)	(4,845,642)
Authorizations [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	7,638,970	6,391,394
Additions/(Amortization)	26,968	94,148
Transfers	2,255,625	1,153,428
Other Changes	(109,770)
Disposals
Intangible assets, ending balance	9,811,793	7,638,970
Right To Use Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	3,461,555	3,692,417
Additions/(Amortization)	(1,412,080)	(1,416,965)
Transfers	1,041,741	1,186,103
Disposals
Intangible assets, ending balance	3,091,216	3,461,555
Right To Use Software [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(13,681,086)	(12,265,391)
Additions/(Amortization)	(141,208)	(1,416,965)
Disposals		(1,270)
Intangible assets, ending balance	(15,093,166)	(13,681,086)
Right To Use Software [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	17,142,641	15,957,808
Transfers	1,041,741	1,186,103
Disposals		(1,270)
Intangible assets, ending balance	R$ 18,184,382	R$ 17,142,641